Note 19 - Financial instruments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31
	2016		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and cash equivalents	$31,332	$31,332	$41,199	$41,199
Restricted cash	32	32	31	31
Short-term investments	21,532	21,532	11,233	11,233